Equity Incentive Plan Options Summary (Details) - USD ($)		12 Months Ended
	Jun. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	50,000	0	130,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate			125.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.195%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	6 months		18 months
Option awards maximum term		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		$ 500,000	$ 10,000